Trade and Other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other receivables.
Schedule of trade and other receivables

	As at December 31
(in EUR 000)	2023	2022
Trade receivables	2,758	1,463
R&D incentive receivable (Australia)	723	346
VAT receivable	850	847
Current tax receivable	808	159
Foreign currency swaps	343	1
Other	488	422
Total trade and other receivables	5,970	3,238